Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2014
Basic and Diluted Weighted Average Share Amounts

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve Months Ended June 30, 2014	Twelve Months Ended June 30, 2013
Weighted-average shares outstanding-basic	82,096,947	79,427,661
Potential dilutive effect of shares to be issued to settle the debentures	18,457,176	14,595,564

Weighted-average shares outstanding-diluted	100,554,123	94,023,225

Computations for Basic and Diluted Income Per Common Share

The computations for basic and diluted income per common share are as follows:

	Twelve Months Ended June 30, 2014	Twelve Months Ended June 30, 2013
Net income -basic	$1,417	$3,869
Add back: Interest expense on debentures (net of tax)	5,907	4,634

Net income used for diluted earnings per share	7,324	8,503

Basic income per share	$0.02	$0.05

Diluted income per share	$0.02	$0.05